Cover	Apr. 24, 2023
Cover [Abstract]
Entity Registrant Name	CHARGE ENTERPRISES, INC.
Entity Central Index Key	0001277250
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Apr. 24, 2023
Entity Ex Transition Period	false
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	90-0471969
Written Communications	true
Soliciting Material	true
Pre Commencement Tender Offer	true
Pre Commencement Issuer Tender Offer	true
Entity File Number	001-41354
Entity Address Address Line 1	125 Park Avenue
Entity Address Address Line 2	25th Floor
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10017
City Area Code	212
Local Phone Number	921-2100
Security 12b Title	Common stock, par value $0.0001
Trading Symbol	CRGE
Security Exchange Name	NASDAQ